Document and Entity Information	Oct. 31, 2022
Document Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	Flame Acquisition Corp.
Entity Central Index Key	0001831481
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40111
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3514078
Entity Address, Address Line One	700 Milam Street
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	579-6106
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Warrant 2 [Member]
Document Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one warrant
Trading Symbol	FLME.U
Security Exchange Name	NYSE
Class 160 A Common Stock Par Value 0.0001 Per Share [Member]
Document Document And Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FLME
Security Exchange Name	NYSE
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share 1 [Member]
Document Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	FLME.WS
Security Exchange Name	NYSE